Cash, Cash Equivalents, and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Cash and cash equivalents:
Cost Basis	$ 78,570	$ 201,090	$ 240,192
Estimated Fair Value	78,570	201,090
Short-term investments:
Cost Basis	4,713	6,603
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	4,713	6,603
Proceeds from sales and maturities of available-for-sale securities	51,174	53,527	$ 28,243
Bank time deposits
Short-term investments:
Cost Basis	4,713	6,603
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	4,713	6,603
Cash and bank time deposits
Cash and cash equivalents:
Cost Basis	78,570	201,090
Estimated Fair Value	$ 78,570	$ 201,090